Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Refund liability	[1]	¥ 19,976,189		¥ 16,126,030
Accrued payroll and welfare		20,228,470		19,664,360
Accrued test monitoring fees		2,432,153		2,432,153
Accrued professional services expenses		3,791,413		2,658,861
Income taxes payable		14,834		22,781
Other current liabilities		9,461,451		7,269,910
Total accrued expenses and other payables		¥ 55,904,510	$ 8,105,392	¥ 48,174,095

[1]	Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services or a full or partial return of the service fees are repaid to students based on the final outcome of the performance targets and is estimated based on historical experience and performance.